UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scout Capital Management, L.L.C.
Address: 640 Fifth Avenue
         22nd Floor
         New York, NY  10019

13F File Number:  028-06225

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
Title:     Managing Member
Phone:     212-896-2520

Signature, Place, and Date of Signing:

 /s/    James Crichton     New York, NY     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $2,703,784 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201   129120  2400000 SH       SOLE                  2400000        0        0
ARCOS DORADOS HOLDINGS INC     SHS CLASS -A -   G0457F107   217986  9400000 SH       SOLE                  9400000        0        0
BHP BILLITON LTD               SPONSORED ADR    088606108    65643   988000 SH  CALL SOLE                   988000        0        0
BORGWARNER INC                 COM              099724106    13317   220000 SH  CALL SOLE                   220000        0        0
CF INDS HLDGS INC              COM              125269100    27022   219000 SH  CALL SOLE                   219000        0        0
COCA COLA ENTERPRISES INC NE   COM              19122T109   171647  6899000 SH       SOLE                  6899000        0        0
DOMINOS PIZZA INC              COM              25754A201   160503  5890000 SH       SOLE                  5890000        0        0
EBAY INC                       COM              278642103    85521  2900000 SH       SOLE                  2900000        0        0
EXPEDIA INC DEL                COM              30212P105     9811   381000 SH       SOLE                   381000        0        0
FAMILY DLR STORES INC          COM              307000109   179389  3527105 SH       SOLE                  3527105        0        0
FRESH MKT INC                  COM              35804H106   115292  3021280 SH       SOLE                  3021280        0        0
MSC INDL DIRECT INC            CL A             553530106    67752  1200000 SH       SOLE                  1200000        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506    43883   750000 SH  CALL SOLE                   750000        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    21258  1800000 SH  CALL SOLE                  1800000        0        0
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106   287091 10850000 SH       SOLE                 10850000        0        0
SHERWIN WILLIAMS CO            COM              824348106   118689  1597000 SH       SOLE                  1597000        0        0
SPDR SERIES TRUST              S&P OILGAS EXP   78464A730    38574   900000 SH  CALL SOLE                   900000        0        0
VISA INC                       COM CL A         92826C839   282876  3300000 SH       SOLE                  3300000        0        0
WAL MART STORES INC            COM              931142103    83040  1600000 SH  CALL SOLE                  1600000        0        0
WESCO AIRCRAFT HLDGS INC       COM              950814103    38255  3500000 SH       SOLE                  3500000        0        0
WILLIAMS COS INC DEL           COM              969457100   192043  7890000 SH  PUT  SOLE                  7890000        0        0
WILLIAMS COS INC DEL           COM              969457100   355072 14588000 SH       SOLE                 14588000        0        0